Equity	12 Months Ended
Dec. 31, 2025
Equity.
Equity
(15)	Equity

Details of consolidated equity and movement are shown in the consolidated statement of changes in equity.

a)	Share capital

At 31 December 2025 and 2024, the Company’s share capital amounts to Euros 119,603,705 and comprises:

●	Class A shares: 426,129,798 ordinary shares of Euros 0.25 par value each, subscribed and fully paid and of the same class and series.
●	Class B shares: 261,425,110 non-voting preference shares of 0.05 Euros par value each, of the same class and series, and with the preferential rights set forth in the Company’s by-laws.

Class B Shares

Our Class B shares have substantially similar dividend and other economic rights as our Class A shares, but differ from the Class A shares in some important respects that are outlined below.

Voting Rights

Holders of our Class B shares generally do not have voting rights, except with respect to certain extraordinary matters, with respect to which approval by a majority of our outstanding Class B shares is required.

Separate Vote at General Shareholder Meetings on Extraordinary Matters

Notwithstanding the lack of voting rights of our Class B shares generally, resolutions on the matters detailed below (each, an “extraordinary matter”) require the approval of a majority of our outstanding Class B shares.

●	Any resolution (i) authorizing the Company or any of its subsidiaries to repurchase or acquire any of our Class A shares, except for pro rata repurchases available equally to holders of our Class B shares on the same terms and at the same price as offered to holders of our Class A shares or (ii) approving the redemption of any of our shares and any share capital reductions (through repurchases, cancellation of shares or otherwise), other than (a) those redemptions required by law and (b) those redemptions which affect equally our Class A shares and Class B shares and in which each Class B share is treated the same as a Class A share in such transaction.
●	Any resolution approving the issuance, granting or sale (or authorizing the Board to issue, grant or sell) (i) any of our shares, (ii) any rights or other securities exercisable for or exchangeable or convertible into our shares or (iii) any options, warrants or other instruments giving the right to the holder thereof to purchase, convert, subscribe or otherwise receive any of our securities, except if (a) each Class B share is treated the same as a Class A share in the relevant issuance, grant or sale and, therefore, has a preferential subscription right (“derecho de suscripción preferente”) or a free allotment right in the relevant issuance, grant or sale to the same extent, if any, as a Class A share or (b) if the issuance is made in accordance with the subscription rights described in “Subscription Rights” below.
●	Any resolution approving unconditionally or not (i) a transaction subject to Law 3/2009 (including, without limitation,a merger, split-off, cross-border redomiciliation or global assignment of assets and liabilities), except if in such transaction each Class B share is treated the same as a Class A share or (ii) our dissolution or winding-up, except where such resolution is required by law.
●	Any resolution for the delisting of any Grifols shares from any stock exchange.
●	Generally, any resolution and any amendment of the Articles of Association that directly or indirectly adversely affects the rights, preferences or privileges of our Class B shares (including any resolution that adversely affects our Class B shares relative to our Class A shares or that positively affects our Class A shares relative to our Class B shares, or that affects the provisions in the Articles of Association relating to our Class B shares).

The general shareholders’ meeting has the power to decide on all matters assigned to it by law or by the Articles of Association and, in particular, without limitation to the foregoing, shall be the only corporate body or office entitled to decide on these extraordinary matters.

Preferred Dividend

Each of our Class B shares entitles its holder to receive a minimum annual preferred dividend out of the distributable profits at the end of each fiscal year the share is outstanding equal to Euros 0.01 per Class B share. In any given fiscal year, we will pay a preferred dividend to the holders of our Class B shares before any dividend out of the distributable profits for such fiscal year is paid to the holders of our Class A shares. The preferred dividend on all issued Class B shares will be paid by us within the nine months following the end of that fiscal year, in an amount not to exceed the distributable profits obtained by us during that fiscal year.

If, during a fiscal year, we have not obtained sufficient distributable profits to pay in full, out of those profits, the preferred dividend on all the Class B shares outstanding, the preferred dividend amount exceeding the distributable profits obtained by us will not be paid and will not be accumulated as a dividend payable in the future.

Lack of payment, total or partial, of the preferred dividend during a fiscal year due to insufficient distributable profits to pay in full the preferred dividend for that fiscal year will not cause our Class B shares to recover any voting rights.

Other Dividends

Each Class B share is entitled to receive, in addition to the preferred dividend referred to above, the same dividends and other distributions (in each case, whether in cash, securities of Grifols or any of our subsidiaries, or any other securities, assets or rights) as one Class A share. Each Class B share is treated as one Class A share for the purpose of any dividends or other distributions made on our Class A shares, including as to the timing of the declaration and payment of any such dividend or distribution.

Redemption Rights

Each holder of our Class B shares is entitled to redeem those shares as set forth in this section if a tender offer for all or part of our share capital is made and settled (in whole or in part), except if holders of our Class B shares were entitled to (i) participate in such offer and (ii) have their shares acquired in such offer equally and on the same terms as holders of our Class A shares (including, without limitation, for the same consideration).

Upon the closing and settlement (in whole or in part) of a tender offer for our shares in which holders of our Class B shares were not entitled to (i) participate and (ii) have their shares acquired in such offer equally and on the same terms as holders of our Class A shares (including, without limitation, for the same consideration), the redemption process will follow the process detailed below.

●	We will, within ten days of the date on which the redemption event occurred (i.e., the date on which the triggering tender offer settled), publish in the Commercial Registry Gazette, the Spanish Stock Exchanges’ Gazettes and in at least two of the newspapers with widest circulation in Barcelona an announcement informing the holders of our Class B shares of the redemption event and the process for the exercise of redemption rights in connection with such redemption event.
●	Each holder of our Class B shares will be entitled to exercise its redemption right for two months from the first date of settlement of the tender offer triggering the redemption right by notifying us of its decision. We will ensure that mechanisms are in place so that the notification of the exercise of the redemption right may be made through Iberclear.
●	The redemption price to be paid by us for each Class B share for which the redemption right has been exercised will be the sum of (i) the amount in euro of the highest consideration paid in the tender offer triggering the redemption right plus (ii) interest on the amount referred to in (i), from the date such tender offer is first settled until the date of full payment of the redemption price, at a rate equal to the one-year EURIBOR plus 300 basis points. For the purposes of this calculation, the amount in euro corresponding to any non-cash consideration paid in the tender offer will be the market value of such non-cash consideration as of the date the tender offer is first settled. The calculation of such market value shall be supported by at least two independent experts designated by us from auditing firms of international repute.
●	We will, within 40 days of the date on which the period for notification of the exercise of redemption rights following a tender offer lapses, take all the necessary actions to (i) effectively pay the redemption price for our Class B shares for which the redemption right has been exercised and complete the capital reduction required for the redemption and(ii) reflect the amendment to Article 6 of the Articles of Association (related to share capital) deriving from the redemption.

The number of our Class B shares redeemed shall not represent a percentage over our total Class B shares issued and outstanding at the time the tender offer is made in excess of the percentage that the sum of our Class A shares (i) to which the tender offer is addressed, (ii) held by the offerors in that offer and (iii) held by persons acting in concert with the offerors or by persons having reached an agreement relating to the offer with the offerors represent over the total Class A shares issued and outstanding at the time the tender offer causing the redemption of our Class B shares is made.

Payment of the redemption price will be subject to us having sufficient distributable reserves but, after a tender offer occurs and until the redemption price for our Class B shares is paid in full, we will not be able to declare or pay any dividends nor any other distributions to our shareholders (in each case, whether in cash, securities of Grifols or any of our subsidiaries, or any other securities,assets or rights).

Liquidation Rights

Each Class B share entitles its holder to receive, upon our winding-up and liquidation, an amount equal to the sum of (i) the nominal value of such Class B share and (ii) the share premium paid up for such Class B share when it was subscribed for.

We will pay the liquidation amount to the holders of our Class B shares before any amount on account of liquidation is paid to the holders of our Class A shares.

Each of our Class B shares entitles its holder to receive, in addition to the liquidation preference amount, the same liquidation amount paid for a Class A share.

Subscription Rights

Each Class B share entitles its holder to the same rights (including preferential subscription rights and free allotment rights) as one Class A share in connection with any issuance, granting or sale of (i) any shares in Grifols, (ii) any rights or other securities exercisable for, exchangeable or convertible into shares in Grifols or (iii) any options, warrants or other instruments giving the right to the holder thereof to purchase, convert, subscribe or otherwise receive any securities in Grifols.

As an exception, the preferential subscription rights and the free allotment rights of the Class B shares will only be for new Class B shares or for instruments giving the right to purchase, convert, subscribe for or otherwise receive Class B shares, and the preferential subscription right and the free allotment right of an Class A share will only be for new Class A shares or for instruments giving the right to purchase, convert, subscribe or otherwise receive Class A shares, for each capital increase or issuance that meets the following three requirements: (i) the issuance of Class A shares and Class B shares is in the same proportion of our share capital as they represent at the time the resolution on the capital increase is passed; (ii) grants of preferential subscription rights or free allotment rights,as applicable, to the Class B shares for the Class B shares are under the same terms as the preferential subscription rights or free allotment rights, as applicable, granted to the Class A shares for the Class A shares; and (iii) no other shares or securities are issued.

Registration and Transfers

Class B shares are in book-entry form on Iberclear and are indivisible, in the same terms as the Class A shares.

Since 23 July 2012 the ADSs (American Depositary Shares) representing Grifols’ Class B shares (non-voting shares) have had an exchange ratio of 1:1 in relation to Class B shares, ie.1 ADS represents 1 Class B share. The previous rate was 2 ADS per 1 Class B share.

The Company’s knowledge of its shareholders is based on information provided voluntarily or in compliance with applicable legislation (note 15(g)).

At 31 December 2025 and 2024, the number of outstanding shares is equal to the total number of Company shares, less treasury stock.

Movement in outstanding shares during 2025 is as follows:

	Reference	Class A shares	Class B shares
Balance at 1 January 2025		422,185,368	258,223,736
(Acquisition) / disposal of treasury stock	Note 15(d)	166,208	—
Balance at 31 December 2025		422,351,576	258,223,736

Movement in outstanding shares during 2024 is as follows:

	Reference	Class A shares	Class B shares
Balance at 1 January 2024		422,185,368	256,906,911
(Acquisition) / disposal of treasury stock	Note 15(d)	—	1,316,825
Balance at 31 December 2024		422,185,368	258,223,736

b)	Share premium

Movement in the share premium is described in the consolidated statement of changes in equity, which forms an integral part of this note to the consolidated financial statements.

c)	Reserves

The drawdown of accumulated gains is subject to legislation applicable to each of the Group companies.

The movement in this caption of the consolidated balance sheet during the years ended at 31 December 2025, 2024 and 2023 is reflected in the consolidated statement of changes in equity.

In the current fiscal year, the most significant movements mainly correspond to the acquisitions of Biotest AG and Araclon Biotech (Note 17).

In 2024 the most significant movements relate to the acquisitions of Haema Plasma Kft, Grifols Pyrenees Research Center, S.L., and Grifols Malaysia SDN BHD (Note 2). The first one had a negative impact on reserves, decreasing them by Euros 14 million. On the other hand, the acquisition of Grifols Malaysia SDN BHD generated a positive effect, increasing reserves by Euros 5 million.

Legal reserve

Companies in Spain are obliged to transfer 10% of each year’s profits to a legal reserve until this reserve reaches an amount equal to 20% of share capital. This reserve is not distributable to shareholders and may only be used to offset losses if no other reserves are available. Under certain conditions it may be used to increase share capital provided that the balance left on the reserve is at least equal to 10% of the nominal value of the total share capital after the increase.

At 31 December 2025 and 2024 the legal reserve of the Parent amounts to Euros 24 million which corresponds to 20% of the share capital.

Distribution of the legal reserves of Spanish companies is subject to the same restrictions as those of the Company and at 31 December 2025 and 2024 the balance of the legal reserve of other Spanish companies amounts to Euros 2 million.

Other foreign Group companies have a legal reserve amounting to Euros 4 million at 31 de diciembre de 2025 and 2024.

Unavailable reserve

At 31 December 2025, Euros 30 million equivalent to the carrying amount of development costs pending amortization of certain Spanish companies (Euros 19 million at 31 December 2024) are, in accordance with applicable legislation, a distribution limitation until these development costs have been amortized.

Hedging reserve

The hedging reserve includes the cash flow hedge reserve and the costs of hedging reserve, see note 4(i) or details. The cash flow hedge reserve is used to recognize the effective portion of gains or losses on derivatives that are designated and qualify as cash flow hedges, as described in note 30.

The Group defers the changes in the forward element of forward contracts and the time value of option contracts in the costs of hedging reserve.

d)	Treasury stock

The Parent held Class A and B treasury stock equivalent to 1.02% of its capital at 31 December 2025 (1.04% of its capital in Class A and B treasury stock at 31 December 2024).

Treasury stock Class A

Movement in Class A treasury stock during 2025 is as follows:

	No. of Class A shares	Millions of Euros
Balance at 1 January 2025	3,944,430	90
Disposal Class A shares	(166,208)	(4)
Balance at 31 December 2025	3,778,222	86

During 2025, the Group delivered 166,208 treasury shares (Class A shares) to certain employees as compensation under the Restricted Stock Plan and the Long‑Term Incentive Plan.

During fiscal year 2024, there were no movements in Class A treasury shares, which remained at 3,944,430 shares and Euros 90 million.

Treasury stock Class B

During fiscal year 2025, there were no movements in Class B treasury shares, which remained at 3,201,374 shares and Euros 45 million.

Movement in Class B treasury stock during 2025 is as follows:

	No. of Class B shares	Millions of Euros
Balance at 1 January 2025	3,201,374	45
Disposal Class B shares	—	—
Balance at 31 December 2025	3,201,374	45

Movement in Class B treasury stock during 2024 was as follows:

	No. of Class B shares	Millions of Euros
Balance at 1 January 2024	4,518,199	63
Disposal Class B shares	(1,316,825)	(18)
Balance at 31 December 2024	3,201,374	45

In April and October 2024, the Group delivered 1,316,825 treasury shares (Class B shares) to eligible employees as compensation under the Restricted Stock Plan.

e)	Distribution of profit and dividends

The profits of Grifols, S.A. and subsidiaries will be distributed as agreed by respective shareholders at their general meetings.

The proposed distribution of profit of the Parent Grifols, S.A. for the years ended 31 December 2025, and the distribution of profit approved for 2024, presented at the general meeting held on June 5, 2025, is as follows:

	Millions of Euros
	31/12/2025	31/12/2024
Voluntary reserve	31	(83)
Dividends	161	—
Results of the Parent	192	(83)

Millions of Euros
Distribution base:	31/12/2025
Profit for the year	192

Millions of euros
Distribution:	31/12/2025
Dividends	158
Mandatory preferred dividend for Class B shares	3
Voluntary reserve	31

The distribution of profit corresponding to the year ended 31 December 2025 and 2024 presented in the statement of changes in consolidated equity.

On August 13, 2025, the Company paid an interim dividend for fiscal year 2025 amounting to a gross sum of 0.1500 euros per share, with the total distributed amount reaching Euros 102 million. The total dividend amount of Euros 158 million includes the Euros 102 million corresponding to the interim dividend already paid. The parent company has not distributed dividends in fiscal years 2023 and 2024.

f)Restricted Share Unit Retention Plan

The Group has set up a Restricted Share Unit Retention Plan (hereinafter RSU Plan) and a long-term incentive plan for certain employees (note 26).This commitment will be settled using equity instruments and the cumulative accrual amounts to Euros 13 million at 31 December 2025 (Euros 7 million at 2024).

The incentive plan that has been granted equity instruments to certain employees as part of their compensation package, subject to the achievement of various metrics, both financial and non-financial. The plan has been assessed by calculating the unit value of the options at the valuation date and multiplying it by the total number of options to be granted. Subsequently, this unit value will be adjusted based on the likelihood of achieving the specified objectives.

g)Significant shareholders

The most significant shareholdings in the share capital of Grifols, S.A. as of December 31, 2025, according to publicly available information or communication made to the Company, are as follows:

	% of voting rights attached		% of voting rights through
	to the shares		financial instruments		% of total
Name or company name of shareholder	Direct	Indirect	Direct	Indirect	voting rights
Armistice Capital Master Fund Ltd	1.06%	—%	—%	—%	1.06%
BlackRock, Inc.	—%	3.38%	—%	0.90%	4.27%
Deria, S.L.	15.20%	—%	—%	—%	15.20%
Flat Footed Llc.	—%	3.13%	—%	—%	3.13%
Mason Capital Master Fund L.P.	—%	3.17%	—%	—%	3.17%
Ponder Trade, S.L.	7.09%	—%	—%	—%	7.09%
Scranton Enterprises, B.V.	8.40%	—%	—%	—%	8.40%